Contractual maturities of financial liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Disclosure of maturity analysis for non-derivative financial liabilities [abstract]
Trade and other payables	$ 170,901	$ 150,349
Trade and other payables, carrying amount	168,972	150,349
Other non-current liabilities	4,534	3,673
Other non-current liabilities, carrying amount	3,224	3,517
Borrowings	657,222	484,099
Borrowings, carrying amount	516,385	405,024
Lease liabilities	91,708	86,423
Lease liabilities, carrying amount	63,476	62,082
Government grant liability	1,504	2,806
Government grant liability, carrying amount	1,448	2,046
Contingent consideration	16,172	24,702
Contingent consideration, carrying amount	14,601	22,234
Total financial liabilities	942,041	752,052
Total financial liabilities, carrying amount	768,106	645,252
1-6 months
Disclosure of maturity analysis for non-derivative financial liabilities [abstract]
Trade and other payables	169,954	114,261
Other non-current liabilities	0	0
Borrowings	5,114	5,860
Lease liabilities	7,373	3,051
Government grant liability	552	837
Contingent consideration	401	8,755
Total financial liabilities	183,394	132,764
6-12 months
Disclosure of maturity analysis for non-derivative financial liabilities [abstract]
Trade and other payables	691	36,088
Other non-current liabilities	0	0
Borrowings	5,228	5,958
Lease liabilities	7,279	3,969
Government grant liability	319	564
Contingent consideration	7,759	3,545
Total financial liabilities	21,276	50,124
1-5 years
Disclosure of maturity analysis for non-derivative financial liabilities [abstract]
Trade and other payables	256	0
Other non-current liabilities	4,534	3,673
Borrowings	644,763	469,257
Lease liabilities	36,108	44,409
Government grant liability	633	1,236
Contingent consideration	6,219	11,737
Total financial liabilities	692,513	530,312
Over 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [abstract]
Trade and other payables	0	0
Other non-current liabilities	0	0
Borrowings	2,117	3,024
Lease liabilities	40,948	34,994
Government grant liability	0	169
Contingent consideration	1,793	665
Total financial liabilities	$ 44,858	$ 38,852